Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Customers

Significant Customers of AEPTCo:
AEP Subsidiaries	2017	2016	2015
Percentage of Total Revenues	80%	77%	73%
Percentage of Total Accounts Receivable	82%	86%	77%

Supplementary Information

2017

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,709.1	$221.1	$97.1	$407.6	$203.1	$200.9	$131.4	$217.2
Amortization of Certain Securitized Assets	275.9	231.4	—	—	—	44.4	—	—
Amortization of Regulatory Assets and Liabilities	12.2	(2.4)	—	0.3	7.8	(19.4)	(1.0)	0.2
Total Depreciation and Amortization	$1,997.2	$450.1	$97.1	$407.9	$210.9	$225.9	$130.4	$217.4

2016

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,688.5	$204.0	$65.9	$387.6	$183.9	$202.3	$122.6	$196.6
Amortization of Certain Securitized Assets	254.6	210.3	—	—	—	44.3	—	—
Amortization of Regulatory Assets and Liabilities	19.2	(0.4)	—	0.9	7.8	(8.0)	7.6	(0.1)
Total Depreciation and Amortization	$1,962.3	$413.9	$65.9	$388.5	$191.7	$238.6	$130.2	$196.5

2015

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$193.3	$42.4	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	275.5	—	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	0.1	—	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$468.9	$42.4	$388.8	$198.4	$217.5	$117.5	$192.0